DEFERRED REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
DEFERRED REVENUE

NOTE 6. DEFERRED REVENUE

Deferred revenue primarily consisted of advance payments from customers prior to the transfer of goods or services by the Company. The payment amounts and timing vary depending on the product, and the location of delivery. Deferred revenue is included in current liabilities until refunded or performance obligations have been met. See Note 5, deferred revenue is included in accounts payable and accrued liabilities.

	September 30, 2023	December 31, 2022

Deferred revenue - beginning	$17,506	$63,009
Net change in time frame for a performance obligation (satisfied)/ to be satisfied	124,994	(45,503)
Deferred revenue - end	$142,500	$17,506

NOTE 7. DEFERRED REVENUE

Deferred revenue primarily consisted of advance payments from customers prior to the transfer of goods or services by the Company. The payment amounts and timing vary depending on the product, and the location of delivery. Deferred revenue is included in current liabilities until refunded or performance obligations have been met. See Note 6, deferred revenue is included in accounts payable and accrued liabilities.

	December 31,	December 31,
	2022	2021

Deferred revenue - beginning of year	$63,009	$-
Net change in time frame for a performance obligation (satisfied)/ to be satisfied	(45,503)	63,009
Deferred revenue - end of year	$17,506	$63,009